Assets Pledged as Collateral of Property, Plant and Equipment, Net of Accumulated Depreciation and Intangible Assets for Loans (Detail) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Property, plant and equipment, net of accumulated depreciation
Debt Disclosure [Line Items]
Assets Pledged as Collateral	¥ 1,893	¥ 5,005
Intangible assets
Debt Disclosure [Line Items]
Assets Pledged as Collateral	¥ 1,770	¥ 1,875